Wahed Dow Jones Islamic World ETF
Schedule of Investments
February 28, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 94.7%
Aerospace and Defense — 0.6%
Safran SA (b)	1,379	$177,659

Apparel and Textile Products — 1.9%
adidas AG (b)	745	177,441
Hermes International (b)	130	181,352
Kering SA (b)	286	204,660
		563,453
Automotive — 0.8%
Ferrari NV (b)	520	112,579
NIO, Inc. - ADR (a)(b)	5,864	133,934
		246,513
Biotechnology and Pharmaceuticals — 15.2%
Astellas Pharma, Inc. (b)	7,604	126,662
AstraZeneca PLC (b)	4,280	520,227
CSL Ltd. (b)	2,042	385,234
Daiichi Sankyo Co. Ltd. (b)	7,935	192,459
Genmab A/S (a)(b)	260	87,549
Novartis AG (b)	9,699	849,330
Novo Nordisk A/S - Class B (b)	6,848	705,320
Roche Holding AG (b)	2,929	1,120,828
Sanofi (b)	4,602	483,145
		4,470,754
Chemicals — 3.0%
Air Liquide SA (b)	1,889	315,502
Givaudan SA (b)	26	109,135
Koninklijke DSM NV (b)	719	135,109
LG Chem Ltd. (b)	177	83,175
Shin-Etsu Chemical Co. Ltd. (b)	1,629	249,919
		892,840
Commercial Support Services — 2.8%
Compass Group PLC (b)	17,123	389,190
Recruit Holdings Co. Ltd. (b)	7,411	310,081
Waste Connections, Inc. (b)	1,058	130,647
		829,918
Construction Materials — 0.7%
Sika AG (b)	589	196,451

E-Commerce Discretionary — 3.0%
JD.com, Inc. - ADR (a)(b)	10,561	756,484
JD.com, Inc. - Class A (a)(b)	1,061	37,905
Pinduoduo, Inc. - ADR (a)(b)	1,670	86,606
		880,995
Electric Utilities — 0.4%
Orsted AS (b)(c)	797	103,642

Electrical Equipment — 3.8%
ABB Ltd. (b)	7,292	247,584
Assa Abloy AB - Class B (b)	4,021	107,190
Daikin Industries Ltd. (b)	1,170	215,410
Kone Oyj - Class B (b)	1,586	93,310
Legrand SA (b)	1,083	103,178
Schneider Electric SE (b)	2,330	365,813
		1,132,485
Food — 3.2%
Nestle SA (b)	7,114	928,786

Health Care Facilities and Services — 1.0%
Lonza Group AG (b)	287	199,394
Wuxi Biologics Cayman, Inc. (a)(b)(c)	13,145	108,088
		199,394
Household Products — 6.2%
Kao Corp. (b)	13,848	646,861
L'Oreal SA (b)	1,005	400,731
Reckitt Benckiser Group PLC (b)	2,964	251,381
Unilever PLC (b)	10,777	541,742
		1,840,715
Internet Media and Services — 7.0%
M3, Inc. (b)	1,937	71,796
Meituan - Class B (a)(b)(c)	17,247	380,093
NAVER Corp. (b)	651	172,178
Prosus NV (b)	3,629	225,898
Tencent Holdings Ltd. (b)	22,345	1,204,514
		2,054,479
Machinery — 3.3%
Atlas Copco AB - Class A (b)	2,626	137,557
Atlas Copco AB - Class B (b)	1,586	72,711
FANUC Corp. (b)	754	138,493
Keyence Corp. (b)	797	372,152
SMC Corp. (b)	235	138,847
Techtronic Industries Co. Ltd. (b)	7,517	125,545
		985,305
Medical Equipment and Devices— 3.2%
Alcon, Inc. (b)	2,070	160,375
EssilorLuxottica SA (b)	1,238	217,923
Hoya Corp. (b)	1,612	207,912
Koninklijke Philips NV (b)	3,760	128,133
Olympus Corp. (b)	5,494	109,689
Terumo Corp. (b)	3,387	109,072
		933,104
Metals and Mining — 6.3%
Anglo American PLC (b)	5,295	271,606
Barrick Gold Corp. (b)	7,419	167,455
BHP Group Ltd. (b)	20,281	686,299
Rio Tinto Ltd. (b)	1,482	127,082
Rio Tinto PLC (b)	4,162	323,388
Vale SA - ADR (b)	14,803	273,707
		1,849,537
Oil and Gas Producers — 0.3%
LUKOIL PJSC - ADR (b)	4,152	98,682

Renewable Energy — 0.5%
Vestas Wind Systems A/S (b)	4,274	140,368

Retail - Discretionary — 1.4%
Fast Retailing Co. Ltd. (b)	260	139,577
Industria de Diseno Textil SA (b)	4,295	113,850
Wesfarmers Ltd. (b)	4,742	165,824
		419,251
Semiconductors — 13.1%
ASML Holding NV (b)	1,707	1,148,277
Infineon Technologies AG (b)	5,291	182,714
SK Hynix, Inc. (b)	2,255	231,623
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	18,442	1,973,478
Tokyo Electron Ltd. (b)	650	314,743
		3,850,835
Software — 4.1%
Atlassian Corp. PLC - Class A (a)(b)	598	182,821
Dassault Systemes SE (b)	2,874	140,390
SAP SE (b)	4,460	507,562
Shopify, Inc. - Class A (a)(b)	538	373,497
		1,204,270
Technology Hardware — 7.5%
Murata Manufacturing Co. Ltd. (b)	2,589	175,043
Nidec Corp. (b)	2,252	193,241
Nintendo Co. Ltd. (b)	468	235,757
Samsung Electronics Co. Ltd. (b)	20,946	1,256,046
Samsung SDI Co. Ltd. (b)	234	106,651
Telefonaktiebolaget LM Ericsson - Class B (b)	11,715	109,104
Xiaomi Corp. - Class B (a)(b)(c)	66,315	124,420
		2,200,262
Technology Services — 2.9%
Adyen NV (a)(b)(c)	105	219,881
Amadeus IT Group SA (a)(b)	1,643	110,615
Experian PLC (b)	4,144	163,080
RELX PLC (b)	8,426	257,879
Wolters Kluwer NV (b)	1,083	110,476
		861,931
Transportation and Logistics — 2.5%
Canadian National Railway Co. (b)	2,412	299,061
Canadian Pacific Railway Ltd. (b)	3,745	263,217
DSV A/S (b)	875	162,117
		724,395
TOTAL COMMON STOCKS (Cost $30,096,868)		27,894,112

TOTAL INVESTMENTS (Cost $30,096,868) — 94.7%		27,894,112
Other assets and liabilities, net — 5.3%		1,565,780
NET ASSETS — 100.0%		$29,459,892

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
PLC Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

COUNTRY	Percentage of Net Assets
Australia	4.6%
Brazil	0.9%
Canada	4.2%
Cayman Islands	9.6%
Denmark	4.1%
Finland	0.3%
France	8.8%
Germany	3.0%
Hong Kong	0.4%
Japan	13.4%
Netherlands	7.1%
Republic of Korea	6.3%
Russian Federation	0.3%
Spain	0.8%
Sweden	1.5%
Switzerland	12.9%
Taiwan	6.7%
United Kingdom	9.8%
Total Country	94.7%
TOTAL INVESTMENTS	94.7%
Other assets and liabilities, net	5.3%
NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$27,894,112	$-	$-	$27,894,112
Total Investments - Assets	$27,894,112	$-	$-	$27,894,112

* See the Schedule of Investments for industry classifications.